Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Diversified Fund))	0 Months Ended
	Aug. 28, 2012
MSCI EAFE Index
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years (or life of class, if less)	0.51%	[1]
MSCI All Country World ex USA Index
Average Annual Return:
1 Year	(13.71%)
5 Years	(2.92%)
10 Years (or life of class, if less)	2.11%	[1]
MSCI World Index
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.37%)
10 Years (or life of class, if less)	1.50%	[1]
Class A
Average Annual Return:
1 Year	(19.99%)
5 Years	(2.35%)
10 Years (or life of class, if less)	2.67%
Inception Date	Sep. 27, 2005
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(20.43%)
5 Years	(2.97%)
10 Years (or life of class, if less)	1.92%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(12.74%)
5 Years	(2.14%)
10 Years (or life of class, if less)	2.03%
Class B
Average Annual Return:
1 Year	(20.01%)
5 Years	(2.39%)
10 Years (or life of class, if less)	2.80%
Inception Date	Sep. 27, 2005
Class C
Average Annual Return:
1 Year	(16.61%)
5 Years	(1.95%)
10 Years (or life of class, if less)	2.86%
Inception Date	Sep. 27, 2005
Class N
Average Annual Return:
1 Year	(16.27%)
5 Years	(1.52%)
10 Years (or life of class, if less)	3.32%
Inception Date	Sep. 27, 2005
Class Y
Average Annual Return:
1 Year	(14.93%)
5 Years	(0.87%)
10 Years (or life of class, if less)	4.01%
Inception Date	Sep. 27, 2005

[1]	From 9/30/05.